Subsequent Events - Additional Information (Details) € in Thousands	12 Months Ended
	Sep. 30, 2025 Segment	Sep. 30, 2024 EUR (€) Segment
Disclosure of non-adjusting events after reporting period [line items]
Number of operating segment		4
Number of reportable segment		3
Total proceeds from IPO | €		€ 449,214
Events after Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of operating segment	3
Number of reportable segment	3